Non-Redeemable Convertible Notes (Narrative) (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 01, 2016	Jun. 10, 2014	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Value of principal and interest portion of debt converted into shares						$ 41,360	$ 237,616	$ 237,618
Gain (loss) on debt settlement				$ (131,679)	$ (1,904,700)	(1,128,259)	$ (2,229,100)	$ (3,488,400)
Common Stock [Member]
Debt Instrument [Line Items]
No of shares of common stock issued in conversion of debt							73	73
Non-Redeemable Convertible Notes Issued To The Cellular Connection Ltd. [Member]
Debt Instrument [Line Items]
Debt description			On June 10, 2014, the Company agreed to amend and add certain terms to unsecured, non-interest bearing, due on demand notes payable issued to The Cellular Connection Ltd. during the period from February 22, 2013 to June 10, 2014 with a total carrying value $42,189.
Debt carrying value	$ 11,851		$ 42,189	11,851		11,851		$ 11,892
Debt issue price			42,189
Debt face value	$ 12,450		$ 54,193	$ 12,450		$ 12,450		11,892
Debt maturity date			Dec. 31, 2014
Debt conversion price per share	$ 0.10		$ 0.0001	$ 0.10		$ 0.10
Debt instrument collateral			The Note allows for the lender to secure a portion of the Company assets up to 200% of the face value of the Note.
Debt payment terms			If the Note is not paid on the maturity date, the outstanding face amount of the Note shall increase by 20% on January 1, 2015. The outstanding face value of the Note shall increase by another 20% on January 1, 2016 and again on each one year anniversary of the Note until the Note has been paid in full.
Value of principal and interest portion of debt converted into shares						$ 1,820
Gain (loss) on debt settlement						(1,092,580)
Interest expense				$ 599	789	1,779	$ 2,343
Unamortized discount	$ 599			599		599		0
Non-Redeemable Convertible Notes [Member] | Side Letter Agreement With DC Design [Member]
Debt Instrument [Line Items]
Debt description		On September 1, 2016, the Company entered into an amended Side Letter Agreement with DC Design to amend and add certain terms to the Side Letter Agreement and advances from the period from June 25, 2014 to December 24, 2014.
Debt carrying value	26,352			26,352		26,352		22,923
Debt issue price		$ 174,252
Debt face value	$ 27,508			27,508		27,508		22,923
Debt maturity date	Dec. 31, 2021	Dec. 31, 2017
Debt conversion price per share		$ 0.003
Debt instrument collateral		The Note allows for the lender to secure a portion of the Company assets up to 200% of the face value of the note.
Debt payment terms		If the Note is not paid on the maturity date, the outstanding face amount of the Note shall increase by 20% on January 1, 2022. The outstanding face value of the Note shall increase by another 20% on January 1, 2023 and again on each one year anniversary of the Note until the Note has been paid in full.
Interest expense				1,156	$ 22,304	3,429	$ 7,516
Unamortized discount	$ 1,156			$ 1,156		$ 1,156		$ 0
Interest rate		20.00%
Non-Redeemable Convertible Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
No of shares of common stock issued in conversion of debt						18,200
Gain (loss) on debt settlement						$ (1,129,180)
Non-Redeemable Convertible Notes Assigned To DC Design Inc. [Member]
Debt Instrument [Line Items]
Debt description		On September 1, 2016, Doug Clark, former Chief Executive Officer and related party, assigned the Side Letter Agreement (“Note”) dated June 10, 2014 with a total carrying value $382,016 to DC Design Inc. (“DC Design”).
Notes assigned by Doug Clark		$ 382,016